Right-of-Use Assets and Finance Lease Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Right-of Use Assets and Finance Lease Liabilities [Abstract]
Annual Lease Payments
The annual lease payments under the Chrisea bareboat charter agreement are as follows:

Twelve month periods ending June 30,	Amount
2024	2,672
2025	12,586
Total undiscounted lease payments	15,258
Less: Discount based on implicit rate	(957)
Present value of finance lease liabilities	14,301

Finance lease liabilities, current	1,824
Finance lease liabilities, non-current	12,477
Present value of finance lease liabilities	14,301